General Information and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of exercise control

The following table details the entities controlled by Itaú Corpbanca:

				Ownership percentage
			Functional	As of December 31, 2020			As of December 31, 2019
	Market	Country	currency	Direct	Indirect	Total	Direct	Indirect	Total
				%	%	%	%	%	%
Itaú Corredores de Bolsa Limitada (1)	National	Chile		$99.990	0.010	100.000	99.990	0.010	100.000
Itaú Administradora General de Fondos S.A. (1)		Chile		$99.994	0.006	100.000	99.994	0.006	100.000
Itaú Corredores de Seguros S.A. (1)		Chile		$99.990	0.010	100.000	99.990	0.010	100.000
Itaú Asesorías Financieras Limitada (1) (7)		Chile		$99.990	0.010	100.000	99.990	0.010	100.000
Recaudaciones y Cobranzas Limitada (1) (6)		Chile		$99.990	0.010	100.000	99.990	0.010	100.000
Itaú Corpbanca New York Branch (1) (5)	Foreign	USA	US$	100.000	—	100.000	100.000	—	100.000
Itaú Corpbanca Colombia S.A. (2) (8)		Colombia	COP$	87.100	—	87.100	87.100	—	87.100
Itaú Corredor de Seguro Colombia S.A. (2)		Colombia	COP$	79.985	—	79.985	79.985	—	79.985
Itaú Securities Services Colombia S.A. (2) (10) (11)		Colombia	COP$	5.499	82.310	87.809	5.499	82.310	87.809
Itaú Comisionista de Bolsa Colombia S.A (2) (12)		Colombia	COP$	2.219	85.166	87.385	2.219	85.166	87.385
Itaú Asset Management Colombia S.A. Sociedad Fiduciaria (2)		Colombia	COP$	—	87.083	87.083	—	87.083	87.083
Itaú (Panamá) S.A. (3)		Panama	US$	—	87.100	87.100	—	87.100	87.100
Itaú Casa de Valores S.A (4) (9)		Panama	US$	—	—	—	—	87.100	87.100
(1)	Companies regulated by the Commission for the Financial Market, hereinafter CMF (formerly Superintendency of Securities and Insurance – SVS).
(2)	Companies regulated by the Colombian Financial Superintendency (SFC), which has a supervision agreement with the CMF.
(3)	Company regulated by the Superintendency of Banks of Panama.
(4)	Company regulated by the Superintendency of the Securities Market of Panama.
(5)	Company regulated by the Office of the Comptroller of the Currency (OCC) and the Federal Reserve (FED).
(6)	On May 2, 2019, Itaú Corpbanca Recaudaciones y Cobranzas S.A (Instacob) acquired from Itaú Corredores de Bolsa its participation in Itaú Asesorías Financieras.
(7)	On May 2, 2019 Itaú Asesoría Financieras modifies its legal statute turning from a public company (S.A.) to a private limited company.
(8)	On December 3, 2019 Itaú Corpbanca completed the acquisition of Itaú Corpbanca Colombia shares owned by Helm LLC and Kresge Stock Holding Company Inc.
(9)

On January 23, 2020, Itaú Comisionista de Bolsa Colombia S.A., a subsidiary of Itaú Corpbanca Colombia S.A., completed the process of selling its participation (100%) held in Itaú Casa de Valores S.A., domiciled in Panama.

(10)	On July 8, 2020, Recaudaciones y Cobranza Ltda. acquired 1 share of Itaú Securities Services Colombia S.A. for the price of US$2.29 equivalent to Ch$1.799 pesos.
(11)	On July 8, 2020, Itaú Asesorías Financieras Ltda. acquired 1 share of Itaú Securities Services Colombia S.A. for the price of US$2.29 equivalent to Ch$1.799 pesos.
(12)	On July 8, 2020, Itaú Asesorías Financieras Ltda. acquired 6 shares of Itaú Comisionista de Bolsa S.A. for the price of US$7.19 equivalent to Ch$5.648 pesos.

Schedule of Associate entity interests

The following entities are classified as “Associates”, were the Bank has an interest and are accounted for using the equity method, according to IAS 28:

			As of December 31,	As of December 31,
Associate	Main Operation	Operation Place	2020	2019
			% Share	% Share
Nexus S.A	Credit and debit card operator	Santiago, Chile	14.8148%	12.9000%
Transbank S.A	Credit card operator	Santiago, Chile	8.7188%	8.7188%